Long-Term Investments (Details) - Schedule of equity investments - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of equity investments [Abstract]
Share of equity method investee losses		$ (47,791)	$ (269,844)	$ (1,168,733)